Accounts Receivable, Net - Schedule of Allowance For Doubtful Accounts (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Allowance For Doubtful Accounts [Abstract]
Beginning balance	$ 42,266	$ 24,382	$ 35,232
Addition		18,630
Reversals	(43,797)		(8,374)
Currency translation	1,531	(746)	(2,476)
Ending balance		$ 42,266	$ 24,382